Shareholder Report, Line Graph (Details) - USD ($)					3 Months Ended	6 Months Ended		12 Months Ended		15 Months Ended	18 Months Ended		24 Months Ended	27 Months Ended	30 Months Ended		36 Months Ended	39 Months Ended	42 Months Ended		48 Months Ended	51 Months Ended	54 Months Ended		60 Months Ended	63 Months Ended	66 Months Ended		72 Months Ended	75 Months Ended	78 Months Ended		84 Months Ended	87 Months Ended	90 Months Ended		96 Months Ended	99 Months Ended	102 Months Ended		108 Months Ended	114 Months Ended	120 Months Ended
	Apr. 06, 2018	Dec. 27, 2017	Dec. 23, 2016	Jun. 30, 2016	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026
C000131094
Account Value [Line Items]
Line Graph and Table Measure Name								DF Tactical Dividend Fund
Accumulated Value				$ 10,000					$ 10,994				$ 11,176				$ 10,525				$ 8,896				$ 12,129				$ 11,544				$ 11,220				$ 12,167				$ 13,905		$ 17,075
C000148993
Account Value [Line Items]
Line Graph and Table Measure Name								DF Tactical Dividend Fund
Accumulated Value				10,000					10,907				11,009				10,292				8,629				11,686				11,033				10,638				11,450				12,991		15,834
C000131095
Account Value [Line Items]
Line Graph and Table Measure Name								DF Tactical Dividend Fund
Accumulated Value				10,000					11,019				11,231				10,601				8,991				12,281				11,717				11,417				12,417				14,220		17,507
C000169555
Account Value [Line Items]
Line Graph and Table Measure Name								DF Tactical Momentum Fund
Accumulated Value			$ 9,497				$ 9,700					$ 10,571				$ 10,927				$ 8,524				$ 13,534				$ 11,523				$ 11,952				$ 15,335				$ 17,576		$ 27,426
C000169556
Account Value [Line Items]
Line Graph and Table Measure Name								DF Tactical Momentum Fund
Accumulated Value			10,000				10,184					11,021				11,301				8,747				13,786				11,654				11,990				15,280				17,376		26,909
C000169557
Account Value [Line Items]
Line Graph and Table Measure Name								DF Tactical Momentum Fund
Accumulated Value			10,000				10,228					11,180				11,575				9,063				14,417				12,308				12,795				16,457				18,927		29,580
C000193677
Account Value [Line Items]
Line Graph and Table Measure Name								DF Tactical Yield Fund
Accumulated Value		$ 9,497				$ 9,513					$ 9,856				$ 9,645				$ 10,537				$ 10,312				$ 10,542				$ 11,524				$ 11,999				$ 12,245
C000193678
Account Value [Line Items]
Line Graph and Table Measure Name								DF Tactical Yield Fund
Accumulated Value		10,000				9,989					10,324				10,020				10,869				10,561				10,632				11,381				11,647				11,798
C000193679
Account Value [Line Items]
Line Graph and Table Measure Name								DF Tactical Yield Fund
Accumulated Value		10,000				10,066					10,462				10,260				11,246				11,026				11,210				12,134				12,539				12,826
C000199674
Account Value [Line Items]
Line Graph and Table Measure Name								DF Tactical Allocation Fund
Accumulated Value	$ 9,497				$ 9,416					$ 9,505				$ 8,866				$ 10,758				$ 9,157				$ 9,932				$ 11,097				$ 12,321				$ 14,983
C000199675
Account Value [Line Items]
Line Graph and Table Measure Name								DF Tactical Allocation Fund
Accumulated Value	10,000				9,896					9,912				9,173				11,056				9,342				10,052				11,149				12,283				14,830
C000199676
Account Value [Line Items]
Line Graph and Table Measure Name								DF Tactical Allocation Fund
Accumulated Value	10,000				9,917					10,043				9,388				11,419				9,746				10,601				11,870				13,206				16,102
C000091243
Account Value [Line Items]
Line Graph and Table Measure Name								DF Tactical Income Fund
Accumulated Value				10,000					10,478				10,402				10,947				10,385				11,150				10,133				10,339				10,930				11,435		11,610
C000091244
Account Value [Line Items]
Line Graph and Table Measure Name								DF Tactical Income Fund
Accumulated Value				10,000					10,393				10,246				10,704				10,008				10,656				9,619				9,737				10,219				10,607		10,703
C000091245
Account Value [Line Items]
Line Graph and Table Measure Name								DF Tactical Income Fund
Accumulated Value				10,000					10,507				10,458				11,039				10,428				11,210				10,216				10,456				11,076				11,620		11,828
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Syntax US LargeCap 500 Total Return Index (USD)
Accumulated Value				10,000					11,828				13,576				15,016				16,341				23,202				20,279				24,235				30,365				35,263		43,309
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Syntax US LargeCap 500 Total Return Index (USD)
Accumulated Value				10,000					11,828				13,576				15,016				16,341				23,202				20,279				24,235				30,365				35,263		43,309
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Syntax US LargeCap 500 Total Return Index (USD)
Accumulated Value				10,000					11,828				13,576				15,016				16,341				23,202				20,279				24,235				30,365				35,263		43,309
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Syntax US LargeCap 500 Total Return Index (USD)
Accumulated Value			10,000				10,836					12,438				13,757				14,971				21,257				18,578				22,203				27,819				32,307		39,678
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Syntax US LargeCap 500 Total Return Index (USD)
Accumulated Value			10,000				10,836					12,438				13,757				14,971				21,257				18,578				22,203				27,819				32,307		39,678
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Syntax US LargeCap 500 Total Return Index (USD)
Accumulated Value			$ 10,000				$ 10,836					$ 12,438				$ 13,757				$ 14,971				$ 21,257				$ 18,578				$ 22,203				$ 27,819				$ 32,307		$ 39,678
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000				9,845					10,620				11,548				11,510				10,325				10,228				10,498				11,135				11,557
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000				9,845					10,620				11,548				11,510				10,325				10,228				10,498				11,135				11,557
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000				$ 9,845					$ 10,620				$ 11,548				$ 11,510				$ 10,325				$ 10,228				$ 10,498				$ 11,135				$ 11,557
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Accumulated Value	10,000				10,118					10,700				10,926				15,215				12,819				14,938				17,832				20,715				25,619
Dow Jones Moderately Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones Moderately Conservative Portfolio Index
Accumulated Value	10,000				10,018					10,618				10,937				12,669				10,983				11,521				12,282				13,479				14,967
Dow Jones Moderately Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones Moderately Conservative Portfolio Index
Accumulated Value	10,000				10,018					10,618				10,937				12,669				10,983				11,521				12,282				13,479				14,967
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Global Aggregate Index
Accumulated Value				10,000					9,782				9,915				10,495				10,938				11,226				9,514				9,389				9,476				10,320		10,384
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Global Aggregate Index
Accumulated Value				10,000					9,782				9,915				10,495				10,938				11,226				9,514				9,389				9,476				10,320		10,384
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Global Aggregate Index
Accumulated Value				10,000					9,782				9,915				10,495				10,938				11,226				9,514				9,389				9,476				10,320		10,384
Syntax US Net Value Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Syntax US Net Value Total Return Index
Accumulated Value				10,000					12,125				13,137				13,907				12,223				18,574				17,953				19,752				23,147				26,557		32,886
Syntax US Net Value Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Syntax US Net Value Total Return Index
Accumulated Value				10,000					12,125				13,137				13,907				12,223				18,574				17,953				19,752				23,147				26,557		32,886
Syntax US Net Value Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Syntax US Net Value Total Return Index
Accumulated Value				$ 10,000					$ 12,125				$ 13,137				$ 13,907				$ 12,223				$ 18,574				$ 17,953				$ 19,752				$ 23,147				$ 26,557		$ 32,886
Dow Jones Moderately Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones Moderately Conservative Portfolio Index
Accumulated Value	10,000				10,018					10,618				10,937				12,669				10,983				11,521				12,282				13,479				14,967
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Accumulated Value	10,000				10,118					10,700				10,926				15,215				12,819				14,938				17,832				20,715				25,619
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Accumulated Value	$ 10,000				$ 10,118					$ 10,700				$ 10,926				$ 15,215				$ 12,819				$ 14,938				$ 17,832				$ 20,715				$ 25,619